SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting — The accompanying financial statements have been prepared using the accrual basis of accounting in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).
Investments Valuation and Income Recognition
Investments Valuation and Income Recognition — The Plan’s investments, except for those in the traditional fully benefit-responsive investment contract, are reported at fair value. Investments in a traditional fully benefit-responsive investment contract held by a defined contribution plan are reported at contract value. Contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan, which is the more relevant measurement. For additional information on fair and contract values, see Note 3 — Fair Value Measurements and Note 4 — Investment in a Fully Benefit-Responsive Investment Contract, at Contract Value to the Financial Statements in this Annual Report on Form 11-K (this “Form 11-K”).

Net appreciation in fair value of investments on the Statement of Changes in Net Assets Available for Benefits includes realized gains (losses) on investments bought and sold, as well as unrealized gains (losses) on investments held at the end of the year. Realized gains (losses) on the investments are recorded as the difference between the proceeds received and the cost of investments. Unrealized appreciation or depreciation represents the difference between the fair value of investments held at the end and the beginning of the Plan year (or the cost of the investments on the purchase date if acquired during the Plan year). Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date.

Use of Estimates
Use of Estimates — The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements, accompanying notes and supplemental schedule, and disclosures of contingent assets and liabilities. Actual results could materially differ from those estimates and assumptions.

Contributions	Contributions — Participant contributions, and related employer matching contributions, are recorded when the contributions are withheld from compensation.
Administrative Expenses
Administrative Expenses — Investment transaction expenses are offset against the related investment income. Other administrative and non-investment expenses of the Plan are either paid by the Plan Sponsor, which is a party-in-interest, or through the Plan expense account. Expenses paid by the Plan Sponsor, which are not reflected in the accompanying financial statements, constitute exempt party-in-interest transactions under ERISA. Expenses paid through the Plan expense account are included in Administrative expenses on the Statement of Changes in Net Assets Available for Benefits.

Payment of Benefits	Payment of Benefits — Benefits are recorded when paid.
Notes Receivable from Participants
Notes Receivable from Participants — Notes receivable from participants on the Statements of Net Assets Available for Benefits are reported at their unpaid principal and accrued interest balances. Interest income is recorded on an accrual basis. If a participant fails to make loan repayments more than 90 days after the scheduled due date, the note receivable is deemed to be in default. If a distribution is available under the Plan, the participant may request a distribution to pay the loan. If none of these options are exercised, the Plan Sponsor will offset the outstanding loan amount against the vested account balances and treat the amount as a distribution.